Summary of Share-Based Performance-Earned Restricted Stock Activity (Detail) - Performance Earned Restricted Stock Awards - $ / shares shares in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 41.80
Shares granted	50.84	$ 45.79	$ 44.28
Shares forfeited	43.51
Shares vested	35.48
Ending balance	$ 47.02	$ 41.80
Shares
Beginning balance	1,417
Shares granted	486
Shares forfeited	(13)
Shares vested	(476)
Ending balance	1,414	1,417